Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES ADVISER SERIES
Prospectus Date	rr_ProspectusDate	Jul. 31, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes International Equity FundA Portfolio of Federated Hermes Adviser SeriesCLASS A SHARES (TICKER PMIEX)
CLASS C SHARES (TICKER PIUCX)
INSTITUTIONAL SHARES (TICKER PIUIX)
CLASS R6 SHARES (TICKER PEIRX)SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED JULY 31, 2024The Board of Trustees of Federated Hermes Adviser Series, on behalf of Federated Hermes International Equity Fund, (the “Fund”), has approved the removal of the Fund’s sub-adviser, Polaris Capital Management, LLC (“Polaris”), effective May 31, 2025, coincident with the end of the Fund’s fiscal year end. In connection with this change, also effective May 31, 2025, coincident with the end of the Fund’s fiscal year end, certain changes will be made to the Fund’s principal investment strategies, and the Fund’s portfolio management team will be comprised of Martin Schulz, Calvin Y. Zhang, Michael Czekaj, Richard Winkowski, Dariusz Czoch and Robert Ricardo.Accordingly, effective May 31, 2025, coincident with the end of the Fund’s fiscal year end, all references to Polaris and its portfolio managers are deleted from the Prospectus and SAI, and the following specific changes are made to the Prospectus:1. Under the section entitled “What are the Fund’s Main Investment Strategies?”, please delete the third and fifth paragraphs and replace with the following:“The Fund may use other mutual funds, closed-end funds and derivative instruments to gain broad exposure to markets and/or a particular index, including, but not limited to, Federated Hermes International Growth Fund (the “Underlying Fund”), an open-end mutual fund advised by the Fund’s investment adviser, Federated Global Investment Management Corp. (the “Adviser”) using the same portfolio management team and strategies as the Fund’s International Growth Component (as defined below). It is expected that the Fund’s investment in the Underlying Fund will be a substantial portion of the Fund’s International Growth Component (as defined below). Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts.As part of the Fund’s principal investment strategy, the Adviser will allocate the Fund’s assets between a growth strategy (“International Growth Component”) and a value strategy (“International Value Component”). The Adviser does not maintain a target allocation of the Fund’s assets between the International Growth Component and International Value Component, and the Fund’s asset allocation will fluctuate from time to time at the Adviser’s discretion. The Adviser considers, among other factors, a company’s valuation, competitive position or growth prospects when deciding whether to buy or sell investments for the Fund’s portfolio.”2. Under the section entitled “Fund Summary Information,” in the sub-section “Fund Management,” please delete the second sentence.3. Under the section entitled “Fund Summary Information,” in the sub-section “Fund Management,” please remove the references to Bernard R. Horn Jr., Bin Xiao, and Jason Crawshaw.4. Under the section entitled “Fund Summary Information,” in the sub-section entitled “Fund Management,” please add the following:“Richard Winkowski, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2025.Dariusz M. Czoch, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2025.Robert Ricardo, CFA, Portfolio Manager, has been the Fund’s portfolio manager since June 2025.”5. Under the section entitled “What are the Fund’s Investment Strategies?”, please delete the third, fifth, sixth and seventh paragraphs and replace with the following:“The Fund may use other mutual funds, closed-end funds and derivative instruments to gain broad exposure to markets and/or a particular index, including, but not limited to, Federated Hermes International Growth Fund (the “Underlying Fund”), an open-end mutual fund advised by the Fund’s investment adviser, Federated Global Investment management Corp. (the “Adviser”) using the same portfolio management team and strategies as the Fund’s International Growth Component (as defined below). It is expected that the Fund’s investment in the Underlying Fund will be a substantial portion of the International Growth Component. Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts.The Adviser has allocated the Fund’s assets among a growth strategy (“International Growth Component”) and a value strategy (“International Value Component”). The Adviser does not have a target allocation of the Fund’s assets between the International Growth Component and International Value Component. The Fund’s asset allocation could change from time to time at the Adviser’s discretion.The Adviser seeks to control risk by seeking diversification across sectors and using both fundamental and statistical models to evaluate potential volatility. The Fund’s portfolio is managed using top-down country allocation metrics, fundamental company analysis, and both growth and valuation disciplines. The Adviser employs such top-down country allocation framework by making judgments about the attractiveness of countries based upon a collection of market and economic criteria.As part of the International Growth Component’s investment process, relative growth prospects, fiscal, monetary, and regulatory government policies are considered jointly and generally in making these judgments.The MSCI ACWI ex USA Index is an unmanaged index capturing larger, mid- and small-cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 24 Emerging Markets countries. The Adviser focuses on companies in developed markets with long-term growth potential that are consistent with reasonable investment risk. The Adviser’s disciplined, risk managed process combines top down country allocation with investments in high-quality, growth-oriented stocks available at what the Adviser considers to be attractive relative valuations. The Adviser’s proprietary quantitative model drives country allocation, while individual stocks are selected through a qualitative process that incorporates a multi-factor approach to find companies with sustainable growth characteristics.As part of the International Value Component’s investment process, the Adviser utilizes a combination of mainly fundamental bottom-up research and to a lesser degree quantitative screening to identify opportunities that it believes offer attractive valuations with improving fundamentals versus their intrinsic value and relative to peers, quality and overall return prospects. The Adviser utilizes a proprietary screen to identify undervalued companies for consideration. The Adviser selects stocks for inclusion in the Fund’s portfolio that it believes present opportunity to create excess return based on fundamental analysis of individual issuers and their potential.”6. Under the section entitled “Who Manages the Fund?”, please delete the third and seventh paragraphs in their entirety.7. Under the section entitled “Who Manages the Fund?” sub-section “Portfolio Management Information,” please remove all references to Bernard R. Horn, Jr, Bin Xiao, and Jason Crawshaw.8. Under the section entitled “Who Manages the Fund?” sub-section “Portfolio Management Information,” please add the following:“Richard WinkowskiRichard Winkowski, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2025.Mr. Winkowski is jointly responsible for research and security selection for the international value component of the Fund. He has been with Federated Hermes since 1998; has worked in investment management since 1995; and has managed investment portfolios since 2002. Education: B.A., University of Wisconsin.Dariusz M. CzochDariusz M. Czoch, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2025.Mr. Czoch is jointly responsible for research and security selection for the international value component of the Fund. He has been with Federated Hermes since 2008; has worked in investment management since 1999; and has managed investment portfolios since 2015. Education: B.S., SUNY University at Stony Brook; M.S., Polytechnic University.Robert RicardoRobert Ricardo, CFA, Portfolio Manager, has been the Fund’s portfolio manager since June 2025.Mr. Ricardo is jointly responsible for research and security selection for the international value component of the Fund. He has been with Federated Hermes since 2018; has worked in investment management since 2002; and has managed investment portfolios since 2022. Education: B.S., Hofstra University.”Also, effective May 31, 2025, the following specific changes are made to the Fund’s SAI:9. Under the section entitled “How is the Fund Organized?”, please delete the last sentence of the third paragraph and replace with the following:“The Fund’s investment adviser is Federated Global Investment Management Corp. (“Fed Global” or the “Adviser”). Effective May 31, 2025, Polaris Capital Management LLC no longer serves as a sub-adviser to the Fund.”10. Under the section entitled “Who Manages and Provides Services to the Fund?” and sub-section “Portfolio Manager Information,” please delete the enhanced PM disclosure information for Bernard R. Horn, Jr, Bin Xiao and Jason Crawshaw.11. Under the section entitled “Who Manages and Provides Services to the Fund?” and sub-section “Portfolio Manager Information,” please add the following:“Richard Winkowski, Portfolio Manager Types of Accounts Managedby Richard WinkowskiTotal Number of Additional AccountsManaged/Total Assets*Additional Accounts/Assets Managed that are subject to Advisory Fee Based on Account PerformanceRegistered Investment Companies2/$$1.4 billion0/$0Other Pooled Investment Vehicles4/$601.6 million0/$0Other Accounts1/$663.3 thousand4/$436.8 million*None of the Accounts has an advisory fee that is based on the performance of the account.Dollar value range of shares owned in the Fund: None.Richard Winkowski is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.IPP is calculated based on other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis versus the other accounts’ designated peer groups. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of seven IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).Dariusz Czoch, Portfolio Manager Types of Accounts Managedby Dariusz CzochTotal Number of Additional AccountsManaged/Total Assets*Additional Accounts/Assets Managed that are subject to Advisory Fee Based on Account PerformanceRegistered Investment Companies3/$$1.7 billion0/$0Other Pooled Investment Vehicles0/$00/$0Other Accounts1/$663.3 thousand3/$260.0 million*None of the Accounts has an advisory fee that is based on the performance of the account.Dollar value range of shares owned in the Fund: None.Dariusz Czoch is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.IPP is calculated based on other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis versus the other accounts’ designated peer groups. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of five IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).Robert Ricardo, Portfolio Manager Types of Accounts Managedby Robert RicardoTotal Number of Additional AccountsManaged/Total Assets*Registered Investment Companies0/$0Other Pooled Investment Vehicles0/$0Other Accounts1/$663.3 thousand*None of the Accounts has an advisory fee that is based on the performance of the account.Dollar value range of shares owned in the Fund: None.Robert Ricardo is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.IPP is calculated based on other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis versus the other accounts’ designated peer groups. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of four IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups (but can be adjusted periodically). Additionally, a portion of Mr. Ricardo’s IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).”12. Under the section entitled “Addresses,” please remove the reference to the Sub-Adviser and its address.May 15, 2025Federated Hermes International Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ457012 (5/25)© 2025 Federated Hermes, Inc.Federated Hermes International Equity FundA Portfolio of Federated Hermes Adviser SeriesCLASS A SHARES (TICKER PMIEX)
CLASS C SHARES (TICKER PIUCX)
INSTITUTIONAL SHARES (TICKER PIUIX)
CLASS R6 SHARES (TICKER PEIRX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED JULY 31, 2024The Board of Trustees of Federated Hermes Adviser Series, on behalf of Federated Hermes International Equity Fund, (the “Fund”), has approved the removal of the Fund’s sub-adviser, Polaris Capital Management, LLC (“Polaris”), effective May 31, 2025, coincident with the end of the Fund’s fiscal year end. In connection with this change, also effective May 31, 2025, coincident with the end of the Fund’s fiscal year end, certain changes will be made to the Fund’s principal investment strategies, and the Fund’s portfolio management team will be comprised of Martin Schulz, Calvin Y. Zhang, Michael Czekaj, Richard Winkowski, Dariusz Czoch and Robert Ricardo.Accordingly, effective May 31, 2025, coincident with the end of the Fund’s fiscal year end, all references to Polaris and its portfolio managers are deleted from the Summary Prospectus and the following specific changes are made to the Summary Prospectus:1. Under the section entitled “What are the Fund’s Main Investment Strategies?,” please delete the third and fifth paragraphs and replace with the following:“The Fund may use other mutual funds, closed-end funds and derivative instruments to gain broad exposure to markets and/or a particular index, including, but not limited to, Federated Hermes International Growth Fund (the “Underlying Fund”), an open-end mutual fund advised by the Fund’s investment adviser, Federated Global Investment Management Corp. (the “Adviser”) using the same portfolio management team and strategies as the Fund’s International Growth Component (as defined below). It is expected that the Fund’s investment in the Underlying Fund will be a substantial portion of the Fund’s International Growth Component (as defined below). Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts.As part of the Fund’s principal investment strategy, the Adviser will allocate the Fund’s assets between a growth strategy (“International Growth Component”) and a value strategy (“International Value Component”). The Adviser does not maintain a target allocation of the Fund’s assets between the International Growth Component and International Value Component, and the Fund’s asset allocation will fluctuate from time to time at the Adviser’s discretion. The Adviser considers, among other factors, a company’s valuation, competitive position or growth prospects when deciding whether to buy or sell investments for the Fund’s portfolio.”2. Under the section entitled “Fund Summary Information,” in the sub-section “Fund Management,” please delete the second sentence.3. Under the section entitled “Fund Summary Information,” in the sub-section “Fund Management,” please remove the references to Bernard R. Horn Jr., Bin Xiao and Jason Crawshaw.4. Under the section entitled “Fund Summary Information,” in the sub-section entitled “Fund Management,” please add the following:“Richard Winkowski, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2025.Dariusz M. Czoch, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2025.Robert Ricardo, CFA, Portfolio Manager, has been the Fund’s portfolio manager since June 2025.”May 15, 2025Federated Hermes International Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ457024 (5/25)© 2025 Federated Hermes, Inc.
Federated Hermes International Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes International Equity FundA Portfolio of Federated Hermes Adviser SeriesCLASS A SHARES (TICKER PMIEX)
CLASS C SHARES (TICKER PIUCX)
INSTITUTIONAL SHARES (TICKER PIUIX)
CLASS R6 SHARES (TICKER PEIRX)SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED JULY 31, 2024The Board of Trustees of Federated Hermes Adviser Series, on behalf of Federated Hermes International Equity Fund, (the “Fund”), has approved the removal of the Fund’s sub-adviser, Polaris Capital Management, LLC (“Polaris”), effective May 31, 2025, coincident with the end of the Fund’s fiscal year end. In connection with this change, also effective May 31, 2025, coincident with the end of the Fund’s fiscal year end, certain changes will be made to the Fund’s principal investment strategies, and the Fund’s portfolio management team will be comprised of Martin Schulz, Calvin Y. Zhang, Michael Czekaj, Richard Winkowski, Dariusz Czoch and Robert Ricardo.Accordingly, effective May 31, 2025, coincident with the end of the Fund’s fiscal year end, all references to Polaris and its portfolio managers are deleted from the Prospectus and SAI, and the following specific changes are made to the Prospectus:1. Under the section entitled “What are the Fund’s Main Investment Strategies?”, please delete the third and fifth paragraphs and replace with the following:“The Fund may use other mutual funds, closed-end funds and derivative instruments to gain broad exposure to markets and/or a particular index, including, but not limited to, Federated Hermes International Growth Fund (the “Underlying Fund”), an open-end mutual fund advised by the Fund’s investment adviser, Federated Global Investment Management Corp. (the “Adviser”) using the same portfolio management team and strategies as the Fund’s International Growth Component (as defined below). It is expected that the Fund’s investment in the Underlying Fund will be a substantial portion of the Fund’s International Growth Component (as defined below). Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts.As part of the Fund’s principal investment strategy, the Adviser will allocate the Fund’s assets between a growth strategy (“International Growth Component”) and a value strategy (“International Value Component”). The Adviser does not maintain a target allocation of the Fund’s assets between the International Growth Component and International Value Component, and the Fund’s asset allocation will fluctuate from time to time at the Adviser’s discretion. The Adviser considers, among other factors, a company’s valuation, competitive position or growth prospects when deciding whether to buy or sell investments for the Fund’s portfolio.”2. Under the section entitled “Fund Summary Information,” in the sub-section “Fund Management,” please delete the second sentence.3. Under the section entitled “Fund Summary Information,” in the sub-section “Fund Management,” please remove the references to Bernard R. Horn Jr., Bin Xiao, and Jason Crawshaw.4. Under the section entitled “Fund Summary Information,” in the sub-section entitled “Fund Management,” please add the following:“Richard Winkowski, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2025.Dariusz M. Czoch, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2025.Robert Ricardo, CFA, Portfolio Manager, has been the Fund’s portfolio manager since June 2025.”5. Under the section entitled “What are the Fund’s Investment Strategies?”, please delete the third, fifth, sixth and seventh paragraphs and replace with the following:“The Fund may use other mutual funds, closed-end funds and derivative instruments to gain broad exposure to markets and/or a particular index, including, but not limited to, Federated Hermes International Growth Fund (the “Underlying Fund”), an open-end mutual fund advised by the Fund’s investment adviser, Federated Global Investment management Corp. (the “Adviser”) using the same portfolio management team and strategies as the Fund’s International Growth Component (as defined below). It is expected that the Fund’s investment in the Underlying Fund will be a substantial portion of the International Growth Component. Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts.The Adviser has allocated the Fund’s assets among a growth strategy (“International Growth Component”) and a value strategy (“International Value Component”). The Adviser does not have a target allocation of the Fund’s assets between the International Growth Component and International Value Component. The Fund’s asset allocation could change from time to time at the Adviser’s discretion.The Adviser seeks to control risk by seeking diversification across sectors and using both fundamental and statistical models to evaluate potential volatility. The Fund’s portfolio is managed using top-down country allocation metrics, fundamental company analysis, and both growth and valuation disciplines. The Adviser employs such top-down country allocation framework by making judgments about the attractiveness of countries based upon a collection of market and economic criteria.As part of the International Growth Component’s investment process, relative growth prospects, fiscal, monetary, and regulatory government policies are considered jointly and generally in making these judgments.The MSCI ACWI ex USA Index is an unmanaged index capturing larger, mid- and small-cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 24 Emerging Markets countries. The Adviser focuses on companies in developed markets with long-term growth potential that are consistent with reasonable investment risk. The Adviser’s disciplined, risk managed process combines top down country allocation with investments in high-quality, growth-oriented stocks available at what the Adviser considers to be attractive relative valuations. The Adviser’s proprietary quantitative model drives country allocation, while individual stocks are selected through a qualitative process that incorporates a multi-factor approach to find companies with sustainable growth characteristics.As part of the International Value Component’s investment process, the Adviser utilizes a combination of mainly fundamental bottom-up research and to a lesser degree quantitative screening to identify opportunities that it believes offer attractive valuations with improving fundamentals versus their intrinsic value and relative to peers, quality and overall return prospects. The Adviser utilizes a proprietary screen to identify undervalued companies for consideration. The Adviser selects stocks for inclusion in the Fund’s portfolio that it believes present opportunity to create excess return based on fundamental analysis of individual issuers and their potential.”6. Under the section entitled “Who Manages the Fund?”, please delete the third and seventh paragraphs in their entirety.7. Under the section entitled “Who Manages the Fund?” sub-section “Portfolio Management Information,” please remove all references to Bernard R. Horn, Jr, Bin Xiao, and Jason Crawshaw.8. Under the section entitled “Who Manages the Fund?” sub-section “Portfolio Management Information,” please add the following:“Richard WinkowskiRichard Winkowski, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2025.Mr. Winkowski is jointly responsible for research and security selection for the international value component of the Fund. He has been with Federated Hermes since 1998; has worked in investment management since 1995; and has managed investment portfolios since 2002. Education: B.A., University of Wisconsin.Dariusz M. CzochDariusz M. Czoch, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2025.Mr. Czoch is jointly responsible for research and security selection for the international value component of the Fund. He has been with Federated Hermes since 2008; has worked in investment management since 1999; and has managed investment portfolios since 2015. Education: B.S., SUNY University at Stony Brook; M.S., Polytechnic University.Robert RicardoRobert Ricardo, CFA, Portfolio Manager, has been the Fund’s portfolio manager since June 2025.Mr. Ricardo is jointly responsible for research and security selection for the international value component of the Fund. He has been with Federated Hermes since 2018; has worked in investment management since 2002; and has managed investment portfolios since 2022. Education: B.S., Hofstra University.”Also, effective May 31, 2025, the following specific changes are made to the Fund’s SAI:9. Under the section entitled “How is the Fund Organized?”, please delete the last sentence of the third paragraph and replace with the following:“The Fund’s investment adviser is Federated Global Investment Management Corp. (“Fed Global” or the “Adviser”). Effective May 31, 2025, Polaris Capital Management LLC no longer serves as a sub-adviser to the Fund.”10. Under the section entitled “Who Manages and Provides Services to the Fund?” and sub-section “Portfolio Manager Information,” please delete the enhanced PM disclosure information for Bernard R. Horn, Jr, Bin Xiao and Jason Crawshaw.11. Under the section entitled “Who Manages and Provides Services to the Fund?” and sub-section “Portfolio Manager Information,” please add the following:“Richard Winkowski, Portfolio Manager Types of Accounts Managedby Richard WinkowskiTotal Number of Additional AccountsManaged/Total Assets*Additional Accounts/Assets Managed that are subject to Advisory Fee Based on Account PerformanceRegistered Investment Companies2/$$1.4 billion0/$0Other Pooled Investment Vehicles4/$601.6 million0/$0Other Accounts1/$663.3 thousand4/$436.8 million*None of the Accounts has an advisory fee that is based on the performance of the account.Dollar value range of shares owned in the Fund: None.Richard Winkowski is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.IPP is calculated based on other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis versus the other accounts’ designated peer groups. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of seven IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).Dariusz Czoch, Portfolio Manager Types of Accounts Managedby Dariusz CzochTotal Number of Additional AccountsManaged/Total Assets*Additional Accounts/Assets Managed that are subject to Advisory Fee Based on Account PerformanceRegistered Investment Companies3/$$1.7 billion0/$0Other Pooled Investment Vehicles0/$00/$0Other Accounts1/$663.3 thousand3/$260.0 million*None of the Accounts has an advisory fee that is based on the performance of the account.Dollar value range of shares owned in the Fund: None.Dariusz Czoch is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.IPP is calculated based on other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis versus the other accounts’ designated peer groups. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of five IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups (but can be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).Robert Ricardo, Portfolio Manager Types of Accounts Managedby Robert RicardoTotal Number of Additional AccountsManaged/Total Assets*Registered Investment Companies0/$0Other Pooled Investment Vehicles0/$0Other Accounts1/$663.3 thousand*None of the Accounts has an advisory fee that is based on the performance of the account.Dollar value range of shares owned in the Fund: None.Robert Ricardo is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.IPP is calculated based on other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis versus the other accounts’ designated peer groups. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of four IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups (but can be adjusted periodically). Additionally, a portion of Mr. Ricardo’s IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).”12. Under the section entitled “Addresses,” please remove the reference to the Sub-Adviser and its address.May 15, 2025Federated Hermes International Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ457012 (5/25)© 2025 Federated Hermes, Inc.Federated Hermes International Equity FundA Portfolio of Federated Hermes Adviser SeriesCLASS A SHARES (TICKER PMIEX)
CLASS C SHARES (TICKER PIUCX)
INSTITUTIONAL SHARES (TICKER PIUIX)
CLASS R6 SHARES (TICKER PEIRX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED JULY 31, 2024The Board of Trustees of Federated Hermes Adviser Series, on behalf of Federated Hermes International Equity Fund, (the “Fund”), has approved the removal of the Fund’s sub-adviser, Polaris Capital Management, LLC (“Polaris”), effective May 31, 2025, coincident with the end of the Fund’s fiscal year end. In connection with this change, also effective May 31, 2025, coincident with the end of the Fund’s fiscal year end, certain changes will be made to the Fund’s principal investment strategies, and the Fund’s portfolio management team will be comprised of Martin Schulz, Calvin Y. Zhang, Michael Czekaj, Richard Winkowski, Dariusz Czoch and Robert Ricardo.Accordingly, effective May 31, 2025, coincident with the end of the Fund’s fiscal year end, all references to Polaris and its portfolio managers are deleted from the Summary Prospectus and the following specific changes are made to the Summary Prospectus:1. Under the section entitled “What are the Fund’s Main Investment Strategies?,” please delete the third and fifth paragraphs and replace with the following:“The Fund may use other mutual funds, closed-end funds and derivative instruments to gain broad exposure to markets and/or a particular index, including, but not limited to, Federated Hermes International Growth Fund (the “Underlying Fund”), an open-end mutual fund advised by the Fund’s investment adviser, Federated Global Investment Management Corp. (the “Adviser”) using the same portfolio management team and strategies as the Fund’s International Growth Component (as defined below). It is expected that the Fund’s investment in the Underlying Fund will be a substantial portion of the Fund’s International Growth Component (as defined below). Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts.As part of the Fund’s principal investment strategy, the Adviser will allocate the Fund’s assets between a growth strategy (“International Growth Component”) and a value strategy (“International Value Component”). The Adviser does not maintain a target allocation of the Fund’s assets between the International Growth Component and International Value Component, and the Fund’s asset allocation will fluctuate from time to time at the Adviser’s discretion. The Adviser considers, among other factors, a company’s valuation, competitive position or growth prospects when deciding whether to buy or sell investments for the Fund’s portfolio.”2. Under the section entitled “Fund Summary Information,” in the sub-section “Fund Management,” please delete the second sentence.3. Under the section entitled “Fund Summary Information,” in the sub-section “Fund Management,” please remove the references to Bernard R. Horn Jr., Bin Xiao and Jason Crawshaw.4. Under the section entitled “Fund Summary Information,” in the sub-section entitled “Fund Management,” please add the following:“Richard Winkowski, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2025.Dariusz M. Czoch, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2025.Robert Ricardo, CFA, Portfolio Manager, has been the Fund’s portfolio manager since June 2025.”May 15, 2025Federated Hermes International Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ457024 (5/25)© 2025 Federated Hermes, Inc.